Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 26 — Subsequent Events

The Company evaluated all events and transactions that occurred after September 30, 2025 and up through January 30, 2026, which is the date the unaudited condensed consolidated financial statements are available to be issued, and concluded that other than the events disclosed below and elsewhere, there is no other subsequent event occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

On October 13, 2025 and January 15, 2026, the Company’s subsidiary, 4Divinity SG, entered into a share subscription agreements with an accredited investor, pursuant to which the investor agreed to subscribe for an aggregate total of 5,200,000 newly issued ordinary shares at a subscription price of $2.50 per share, for an aggregate consideration of $13,000,000. Upon completion of the subscription, the accredited investor held 4.9% equity interest in 4Divinity SG. As of the date of the issuance of these unaudited condensed consolidated financial statements, the Company received the purchase consideration of an aggregate amount of $13,000,000.

On October 15, 2025, the Company’s Compensation Committee recommended, and the Board approved of, a one-time grant of 547,183 ordinary shares under its Equity Incentive Plan to the three 2Game directors who are also the minority shareholders of 2Game in recognition of their continued contributions to 2Game.

On November 19 2025, the Company entered into a banking facility letter with a financial institution in providing a committed term loan facility of up to $2,500,000 for general working capital purposes. The facility has a tenure of two years and bears interest at prime plus 2% per annum, subject to revision by the bank from time to time. The loan is secured by a fixed deposit of not less than SGD 250,000 and is supported by corporate guarantees from GCL Global Holdings Ltd. and GCL Global Pte. Ltd. The facility is subject to customary conditions precedent and standard terms and conditions of the bank. As of the date of the issuance of these unaudited condensed consolidated financial statements, the Company has drawn down $2,500,000 from this loan facility.

From October 2025 to December 2025, the aggregate principal amount of the Senior Unsecured Notes and interest payable of $1,107,223 was converted into 745,623 ordinary shares of the Company.

On November 6, 2025, the Company incorporated GCL Taiwan Co, Ltd, a wholly owned subsidiary organized under the laws of Taiwan, to engage primarily in the distribution and sales of gaming-related products and related services.